14. COMMITMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14. COMMITMENTS

14.           COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2013	$291,380
2014	217,233
2015	221,133
2016	223,919
2017	93,299
$1,046,964

The Company incurred lease expense of $398,266 (December 31, 2011 – $382,878) for the year ended December 31, 2012.